Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

CLASS A (TICKER FKASX)
CLASS B (TICKER FKBSX)
CLASS C (TICKER FKCSX)
CLASS R (TICKER FKKSX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2011

Effective as of June 30, 2012, please make the following change.

Under the heading entitled “Fund Summary Information,” please add to the end of the Fund Management sub-section, the following:

“Tom M. Brakel, Senior Portfolio Manager has been the Fund's portfolio manager since July 2012.”

June 27, 2012

Federated Kaufmann Small Cap Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451231 (6/12)